Segmented Information (Tables)	9 Months Ended
Aug. 31, 2022
Segmented Information
Schedule of revenue from external customers and long-lived assets, by geographical areas
	Three months ended		Nine months ended
	August 31, 2022	August 31, 2021	August 31, 2022	August 31, 2021
	$	$	$	$
Revenue
United States	-	-	16,978	-
Canada	19,068	-	19,068	-

	August 31,	November 30,
	2022	2021
	$	$
Total assets
Canada	1,437,022	2,096,425

Total property and equipment
Canada	839,674	994,109